Schedule of Investments (unaudited)	iShares® Emergent Food and AgTech Multisector ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
Nufarm Ltd./Australia	7,200	$22,526

Canada — 3.0%
Nutrien Ltd.	3,146	168,272

Denmark — 2.8%
Chr Hansen Holding A/S	1,927	154,311

France — 8.2%
Danone SA	4,725	303,831
Eurofins Scientific SE	2,554	148,577
		452,408
Germany — 9.0%
BASF SE	4,946	230,075
Bayer AG, Registered	4,579	156,735
GEA Group AG	3,001	110,419
		497,229
Japan — 4.3%
Kubota Corp.	16,400	235,548

Netherlands — 0.4%
Corbion NV	1,050	19,858

Norway — 5.5%
Austevoll Seafood ASA	1,800	12,406
Bakkafrost P/F	973	46,913
Grieg Seafood ASA	1,146	6,990
Mowi ASA	8,972	159,702
Salmar ASA	1,417	77,650
		303,661
United Kingdom — 6.3%
CNH Industrial NV	15,267	162,287
Security	Shares	Value

United Kingdom (continued)
Croda International PLC	2,731	$154,941
Genus PLC	1,231	30,872
		348,100
United States — 59.5%
AGCO Corp.	1,208	137,144
Archer-Daniels-Midland Co.	2,659	196,048
CF Industries Holdings Inc.	2,473	185,846
Corteva Inc.	3,954	178,721
Deere & Co.	578	210,629
Ecolab Inc.	1,750	335,527
Exponent Inc.	1,032	79,423
FMC Corp.	1,946	104,422
Ingredion Inc.	1,293	132,520
International Flavors & Fragrances Inc.	2,332	175,786
International Paper Co.	6,769	250,047
Kellogg Co.	3,504	184,100
Mosaic Co. (The)	5,212	187,059
Neogen Corp.(a)	4,184	71,002
Packaging Corp. of America	1,812	304,434
Sealed Air Corp.	2,923	97,570
Sotera Health Co.(a)	1,938	26,454
Trimble Inc.(a)	4,420	205,088
Westrock Co.	5,361	220,712
		3,282,532
Total Investments — 99.4%
(Cost: $6,849,976)		5,484,445

Other Assets Less Liabilities — 0.6%		35,687

Net Assets — 100.0%		$5,520,132

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(1	)(b)	$1	$—	$—	—	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0	(b)	—	—	—	—	1	—
					$1	$—	$—		$1	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® Emergent Food and AgTech Multisector ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	3	12/15/23	$27	$(616)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,457,794	$2,026,651	$—	$5,484,445

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(616)	$—	$—	$(616)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2